Note 14 - Gain on Sale of Vessels	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Gain (Loss) on Sale of Property, Plant, and Equipment [Text Block]
14.	Gain on sale of vessels:

On
January 14,
January 21,
February 21
and
March 19, 2020
the Company sold the M/T Eco Revolution, M/T Eco Fleet, M/T Stenaweco Elegance and M/T Eco Palm Desert respectively to unaffiliated third
parties. The gross proceeds from the sales were
$23,000,
$21,000,
$33,500
and
$34,800
for M/T Eco Revolution, M/T Eco Fleet, M/T Stenaweco Elegance and M/T Eco Palm Desert respectively. Out of the four
vessels, the M/T Eco Revolution and M/T Eco Fleet were presented under Assets held for sale in the Company's
December 31, 2019
Balance sheets and were written down to their fair value less costs to sell. As a result of the abovementioned sales the Company recognized a gain from the disposal of vessels amounting to
$5,291,
which is separately presented in the Company's accompanying unaudited interim condensed consolidated statements of comprehensive loss for the six
months ended
June 30, 2020.